TAXES - Components of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Current tax provision
Total	$ 471,296	$ 452,076
Deferred tax provision
Total	(36,595)	33,711
Income tax provision	434,701	485,787
Hong Kong
Deferred tax provision
Income tax provision	0	0
China
Current tax provision
Total	471,296	452,076
Deferred tax provision
Total	$ (36,595)	$ 33,711